Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets Other than Goodwill

The following table presents intangible assets other than Goodwill as of December 31, 2021 and 2020:

Classes of Intangible Assets, gross	12-31-2021 ThUS$	12-31-2020 ThUS$
Intangible Assets, Gross	9,116,265	8,525,990
Easements and water rights	42,351	50,415
Concessions	8,216,801	8,042,389
Development costs	21,807	14,544
Patents, registered trademarks and other rights	151,027	44,596
Computer software	594,329	372,455
Other identifiable intangible assets	89,950	1,591

Intangible Assets, Amortization and Impairment	12-31-2021 ThUS$	12-31-2020 ThUS$
Accumulated Amortization and Impairment, Total	(4,359,995)	(4,001,164)
Easements and water rights	(16,465)	(16,969)
Concessions	(4,095,665)	(3,807,526)
Development costs	(9,057)	(9,708)
Patents, registered trademarks and other rights	(24,495)	(23,499)
Computer software	(164,481)	(141,994)
Other identifiable intangible assets	(49,832)	(1,468)

Classes of Intangible Assets, Net	12-31-2021 ThUS$	12-31-2020 ThUS$
Intangible Assets, Net	4,756,270	4,524,826
Easements and water rights	25,886	33,446
Concessions, Net(1)	4,121,136	4,234,863
Development costs	12,750	4,836
Patents, registered trademarks and other rights	126,532	21,097
Computer software	429,848	230,461
Other identifiable intangible assets	40,118	123

(1) The detail of concessions is the following:

Concession Holder	12-31-2021 ThUS$	12-31-2020 ThUS$
Enel Distribución Río S.A. (*)	457,564	534,325
Enel Distribución Ceará S.A. (*)	403,268	434,656
Enel Distribución Goias S.A. (*)	1,332,237	1,240,641
Enel Distribución Sao Paulo S.A. (*)	1,785,849	1,965,083
EGP Cachoeira Dourada S.A.	50,483	60,158
Grupo EGP Brasil	6,719	—
PH Chucás S.A. (*)	52,587	—
Enel Fortuna S.A.	28,711	—
Enel Green Power Panamá, S.R.L.	2	—
Sociedad Portuaria Central Cartagena S.A.	1,940	—
Enel Green Power Volta Grande	1,776
TOTAL	4,121,136	4,234,863

(*) Public service concession agreements to a private operator are recorded in accordance with IFRIC 12 Service Concession Agreements (see Note 3.d.1).

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

The reconciliations of the carrying amounts of intangible assets as of December 31, 2021 and 2020 are as follows:

				Patents, Registered
	Development			Trademarks and	Computer	Other Identifiable	Intangible Assets,
	Costs	Easements	Concessions	Other Rights	Software	Intangible Assets	Net
Movements in Intangible Assets	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	4,836	33,446	4,234,863	21,097	230,461	123	4,524,826
Movements in identifiable intangible assets:							—
Increases other than from business combinations	—	—	365,893	106,470	63,272	—	535,635
Acquisitions made through business combinations	12,479	436	93,423	9,079	179,541	38,647	333,605
Increase (decrease) from foreign currency translation differences, net	(1,334)	(8,899)	(284,856)	(5,498)	(68,211)	810	(367,988)
Amortization	(180)	(1,159)	(388,806)	(2,862)	(35,851)	(1,922)	(430,780)
Impairment loss recognized in profit or loss for the period (1)	(750)	—	—	—	—	—	(750)
Increases (decreases) from transfers and other changes	(2,302)	1,995	(1,485)	1,951	(297)	138	—
Increases (decreases) from transfers	(2,302)	1,995	(1,485)	1,951	(297)	138	—
Dispositions and removal from service	—	—	(8,558)	(4,720)	(163)	—	(13,441)
Removals from service	—	—	(8,558)	(4,720)	(163)	—	(13,441)
Argentine hyperinflationary economy	—	—	31	—	25,496	—	25,527
Other increases (decreases)	1	67	110,631	1,015	35,600	2,322	149,636
Total movements in identifiable intangible assets	7,914	(7,560)	(113,727)	105,435	199,387	39,995	231,444
Closing balance as of December 31, 2021	12,750	25,886	4,121,136	126,532	429,848	40,118	4,756,270

				Patents, Registered
	Development			Trademarks and	Computer	Other Identifiable	Intangible Assets,
	Costs	Easements	Concessions	Other Rights	Software	Intangible Assets	Net
Movements in Intangible Assets	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	4,546	31,487	5,281,728	25,490	184,430	198	5,527,879
Movements in identifiable intangible assets:							—
Increases other than from business combinations	—	—	738,387	—	82,988	—	821,375
Increase (decrease) from foreign currency translation differences, net	(263)	(1,472)	(1,192,132)	(1,705)	(20,661)	(16)	(1,216,249)
Amortization	(146)	(1,257)	(357,855)	(3,149)	(29,963)	(59)	(392,429)
Increases (decreases) from transfers and other changes	488	4,688	(996)	461	(4,641)	—	—
Increases (decreases) from transfers	488	4,688	(996)	461	(4,641)	—	—
Dispositions and removal from service	—	—	(16,522)	—	—	—	(16,522)
Dispositions	—	—	(16,522)	—	—	—	(16,522)
Argentine hyperinflationary economy	—	—	37	—	9,991	—	10,028
Other increases (decreases)	211	—	(217,784)	—	8,317	—	(209,256)
Total movements in identifiable intangible assets	290	1,959	(1,046,865)	(4,393)	46,031	(75)	(1,003,053)
Closing balance as of December 31, 2020	4,836	33,446	4,234,863	21,097	230,461	123	4,524,826